Property, Plant and Equipment (Details) - Schedule of Property, plant and equipment - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	$ 56,879,992	$ 478,207
Less Accumulated Depreciation	(918,235)	(37,183)
PROPERTY AND EQUIPMENT – NET	55,961,757	441,024	$ 13,611
Machinery and Equipment [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	56,715,090	337,583
Furniture and Fixtures [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	37,313	13,035
Leasehold Improvements [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	87,500	87,500
Vehicles [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	38,864	38,864
Land [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	$ 1,225	$ 1,225